China Unicom (Hong Kong) Limited (Parent Company)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
China Unicom (Hong Kong) Limited (Parent Company)
50.	CHINA UNICOM (HONG KONG) LIMITED (PARENT COMPANY)
Relevant PRC statutory laws and regulation permit payments of dividends by the Company’s subsidiaries in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations.
As of December 31, 2018 and 2019, RMB29,019 million and RMB30,185 million (US$4,336 million) were appropriated from retained earnings and set aside for the statutory reserve by the Company’s PRC subsidiaries, respectively.
As a result of these PRC laws and regulations, the Company’s subsidiaries in the PRC are restricted in its ability to transfer a portion of its net assets to either in the form of dividends, loans or advances, which consisted of registered capital and statutory reserves that amounted to RMB256,466 million and RMB258,741 million (US$37,166 million) as of December 31, 2018 and 2019, respectively.

Condensed Statements of Financial Position

	As of December 31
	2018	2019	2019
	RMB	RMB	US$ (Unaudited)
	Note
ASSETS
Non-current assets
Property, plant and equipment	4	3	—
Investments in subsidiaries	237,301	237,426	34,104
Loan to a subsidiary	6,829	12,241	1,758
Right-of-use assets	—	31	5
Financial assets at fair value through other comprehensive income	3,698	3,125	449

	247,832	252,826	36,316

Current assets
Loan to subsidiaries	5,615	—	—
Amounts due from subsidiaries	223	230	33
Dividend receivable	4,612	15,804	2,271
Prepayments and other current assets	23	22	3
Cash and cash equivalents	969	796	114

	11,442	16,852	2,421

Total assets	259,274	269,678	38,737

EQUITY
Equity attributable to equity shareholders of the Company
Share capital	254,056	254,056	36,493
Reserves	(6,888)	(7,461)	(1,072)
Retained profits
- Proposed final dividend	4,100	4,529	651
- Others	6,915	17,492	2,512

Total equity	258,183	268,616	38,584

LIABILITIES
Non-current liabilities
Lease liabilities	—	10	1

	—	10	1

Current liabilities
Lease liabilities	—	21	3
Accounts payable and accrued liabilities	99	90	13
Loan from immediate holding company	48	—	—
Taxes payable	24	21	3
Dividend payable	920	920	133

	1,091	1,052	152

Total liabilities	1,091	1,062	153

Total equity and liabilities	259,274	269,678	38,737

Net current assets	10,351	15,800	2,269

Total assets less current liabilities	258,183	268,626	38,585

Note:
The Company has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2.

Condensed Statements of Comprehensive Income

	Year ended December 31
	2017	2018	2019	2019
	RMB	RMB	RMB	US$ (Unaudited)
Revenue	6	—	—	—
Dividend income	1,441	3,296	14,697	2,111
General and administrative expenses	(67)	(61)	(49)	(7)
Interest income	1,192	535	407	59
Finance costs	(1,647)	80	100	14
Other income-net	1	1	8	1

Income before income tax	926	3,851	15,163	2,178
Income tax expenses	(20)	(20)	(57)	(8)

Net income	906	3,831	15,106	2,170
Other comprehensive income:
Change in fair value of financial assets through other comprehensive income-net	(68)	(372)	(573)	(82)

Total comprehensive income for the year	838	3,459	14,533	2,088

Condensed Statements of Cash Flows

	Year ended December 31
	2017	2018	2019	2019
	RMB	RMB	RMB	US$ (Unaudited)
Net cash outflow from operating activities	(86)	(62)	(106)	(15)
Net cash (outflow)/inflow from investing activities	(66,865)	3,987	76	11
Net cash inflow/(outflow) from financing activities	66,682	(4,206)	(132)	(19)
- Dividend paid to equity shareholders of the Company	—	(1,591)	(793)	(114)

Net decrease in cash and cash equivalents	(269)	(281)	(162)	(23)
Cash and cash equivalents at beginning of year	1,443	1,229	969	139
Effect of changes in foreign exchange rate	55	21	(11)	(2)

Cash and cash equivalents at end of year	1,229	969	796	114